Document and Entity Information	12 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	DEFR14A
Entity Registrant Name	NAPCO SECURITY TECHNOLOGIES, INC.
Entity Central Index Key	0000069633
Amendment Flag	false